Total
WP Large Cap Income Plus Fund
Summary
Investment Objective. The investment objective of the Fund is total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 20 of this prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WP Large Cap Income Plus Fund	Class A Shares		Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	[1]	1.00%	none
[1]	Contingent Deferred Sales Charge applies to Class A shares only when a Shareholder purchase in the Fund totals $1 million or more and the shareholder redeems within 1 year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WP Large Cap Income Plus Fund		Class A Shares [1]	Class C Shares [1]	Institutional Class Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses	[2]	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses		2.54%	3.29%	2.54%
[1]	Expenses for Class A shares and Class C shares are based on estimates since those classes have not yet commenced operations.
[2]	“Other Expenses” include 0.37% for payment of interest expenses related to the Fund’s option investing.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - WP Large Cap Income Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	793	1,297	1,826	3,267
Class C Shares	332	1,013	1,717	3,585
Institutional Class Shares	257	791	1,350	2,875

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 2.24% of the average value of its portfolio.

Principal Investment Strategy of the Fund. The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Advisor intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Advisor’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Advisor’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

Principal Risks of Investing in the Fund.
Performance.

The bar chart and performance table on the next page provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for the Institutional Class shares for periods prior to August 20, 2018 reflects the performance of a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”) that was reorganized into the Fund’s Institutional Class shares. While the Fund is substantially similar to the Predecessor Fund, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart depicts the change in performance from year to year during the periods indicated. The performance table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) may not be an indication of how it will perform in the future.

Updated performance information will be available at no cost by calling (866) 959-9260. Performance is not presented for Class A and Class C shares because they have not begun operations.

Year-by-Year Total Return (for periods ended December 31)

The Fund’s Institutional Class Shares year-to-date total return through December 31, 2022 was -35.46%. During the period shown in the bar chart, the highest return for a quarter was 26.81% during the quarter ended March 31, 2019 and the lowest return for a quarter was -55.69% during the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2022)
Average Annual Total Returns - WP Large Cap Income Plus Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(35.46%)	(4.92%)	1.08%	Dec. 04, 2013
Institutional Class Shares | After Taxes on Distributions	(35.46%)	(5.13%)	0.83%	Dec. 04, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	(20.99%)	(3.65%)	0.79%	Dec. 04, 2013
Dow Jones Industrial Average Total Return Index	(6.86%)	8.38%	10.94%	Dec. 04, 2013

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2022 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above.